Loans (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Loans

					2021		2020		2019
	Interest rate (1)			Maturity	Non-current	Current	Non-current	Current	Non-current	Current

Pesos:
NO (4)	16.50%	-	34.27%	2022-2024	6,897	5,700	6,435	17,254	8,619	27,481
Export pre-financing		-		—	—	—	—	5,465	—	—
Loans	40.72%	-	64.73%	2022-2024	13,955	7,220	5,375	6,818	—	3,687
Account overdraft	34.00%	-	34.00%	2022	—	794	—	—	—	2,103

					20,852	13,714	11,810	29,537	8,619	33,271

Currencies other than the Peso:
NO (2) (3)	0.00%	-	10.00%	2022-2047	636,822	55,517	496,377	62,052	375,560	13,279
Export pre-financing (5)	2.50%	-	5.50%	2022-2023	1,256	4,358	12,608	25,662	10,762	33,100
Imports financing	5.80%	-	5.80%	2022	—	330	—	—	—	17,876
Loans	0.87%	-	10.75%	2022-2027	11,605	12,761	6,780	33,480	24,710	9,583

					649,683	72,966	515,765	121,194	411,032	73,838

					670,535	86,680	527,575	150,731	419,651	107,109

(1)	Nominal annual interest rate as of December 31, 2021.
(2)	Disclosed net of 360 and 326 corresponding to YPF’s own NO repurchased through open market transactions, as of December 31, 2021 and 2019, respectively.
(3)
Includes 61,811, 20,496 and 4,643 as of December 31, 2021, 2020 and 2019, respectively, of nominal value of negotiable obligations that will be canceled in Pesos at the applicable exchange rate in accordance with the terms of the series issued.

(4)
Includes 4,602, 4,602 and 15,850 as of December 31, 2021, 2020 and 2019, respectively, of nominal value of NO that will be canceled in dollars at the applicable exchange rate according to the conditions of the issued series.

(5)
Includes 174, 4,791 and 4,933 as of December 31, 2021, 2020 and 2019, respectively, of pre-financing
of exports granted by BNA, which accrue a 5.50%, 5.85% and 6.89%, respectively, weighted average rate.

Breakdown of Group's Borrowings
The breakdown of the Group’s borrowings as of the fiscal year ended on December 31, 2021, 2020 and 2019 is as follows:

	2021	2020	2019
Balance at beginning of the year	678,306	526,760	335,078

Proceeds from loans	97,420	139,018	97,351
Payments of loans	(161,016)	(174,913)	(93,456)
Payments of interest	(58,454)	(60,681)	(41,606)
Accrued interest (1)	66,950	58,979	44,570
Net exchange differences and translation	136,280	187,455	185,420
Result from debt exchange	(1,855)	2,097	—
Result from net monetary position (2)	(416)	(409)	(597)

Balance at the end of the year	757,215	678,306	526,760

(1)	Includes capitalized financial costs.
(2)
Includes adjustment for inflation of opening balances of loans in subsidiaries with the Peso as functional currency which was charged to other comprehensive income and the adjustment for inflation of the fiscal year, which was charged to results.

Detailed Information of Negotiable Obligations

Details regarding the NO of the Group are as follows:

												2021		2020		2019
Month	Year			Principal Value		Ref.		Class	Interest rate (1)		Principal Maturity	Non-current	Current	Non-current	Current	Non-current	Current
YPF
—	1998	US$	15		(1)(6)		—		Fixed	10.00%	2028	1,521	26	1,245	20	886	15
April	2013		$2,250		(2)(4)(6)(7)		Class XVII		—	—	—	—	—	—	—	—	1,217
June	2013		$1,265		(2)(4)(6)		Class XX		—	—	—	—	—	—	—	—	643
July	2013	US$	92		(2)(5)(6)		Class XXII		—	—	—	—	—	—	—	—	729
April, February, October	2014/15/16	US$	1,522		(2)(4)(6)		Class XXVIII		Fixed	8.75%	2024	62,193	28,598	127,938	2,705	91,010	1,925
March	2014		$500		(2)(6)(7)		Class XXIX		—	—	—	—	—	—	—	—	206
September	2014		$1,000		(2)(6)(7)		Class XXXIV		BADLAR + 0.1%	34.27%	2024	334	213	500	224	667	279
February	2015		$950		(2)(6)(7)		Class XXXVI		—	—	—	—	—	—	—	—	1,161
April	2015		$935		(2)(4)(6)		Class XXXVIII		—	—	—	—	—	—	—	—	349
April	2015	US$	1,500		(2)(6)		Class XXXIX		Fixed	8.50%	2025	116,140	4,167	126,075	4,554	89,416	3,230
September	2015		$1,900		(2)(6)(7)		Class XLI		—	—	—	—	—	—	—	—	719
September, December	2015/19		$5,196		(2)(4)(6)		Class XLII		—	—	—	—	—	—	—	—	5,952
October	2015		$2,000		(2)(6)(7)		Class XLIII		BADLAR	34.17%	2023	667	755	1,333	794	2,000	183
March, January	2016/20		$5,455		(2)(4)(6)		Class XLVI		—	—	—	—	—	—	6,116	1,350	251
March	2016	US$	1,000		(2)(6)		Class XLVII		—	—	—	—	—	—	35,488	59,790	1,383
April	2016	US$	46		(2)(5)(6)		Class XLVIII		—	—	—	—	—	—	—	—	2,785
April	2016		$535		(2)(6)		Class XLIX		—	—	—	—	—	—	—	—	593
July	2016		$11,248		(2)(6)(8)		Class L		—	—	—	—	—	—	—	—	12,902
May	2017		$4,602		(2)(6)(8)		Class LII		Fixed	16.50%	2022	—	4,712	4,602	110	4,602	108
July, December	2017	US$	1,000		(2)(6)		Class LIII		Fixed	6.95%	2027	83,658	2,531	84,920	2,588	60,399	1,890

									2021		2020		2019
Month	Year	Principal Value		Ref.	Class	Interest rate (1)		Principal Maturity	Non-current	Current	Non-current	Current	Non-current	Current
December	2017	US$	750	(2)(6)	Class LIV	Fixed	7.00%	2047	54,702	154	62,309	176	44,311	126
June	2019	US$	500	(6)(9)	Class I	Fixed	8.50%	2029	40,740	39	41,828	40	29,748	17
December	2019		$1,683	(6)(9)	Class II	—	—	—	—	—	—	—	—	1,729
December, April, May, June	2019/20		$3,708	(6)(9)	Class III	—	—	—	—	—	—	—	—	1,189
December	2019	US$	19	(5)(6)(9)	Class IV	—	—	—	—	—	—	—	—	1,179
January	2020		$2,112	(6)(9)	Class V	—	—	—	—	—	—	2,261	—	—
January, March	2020		$5,006	(6)(9)	Class VI	—	—	—	—	—	—	5,366	—	—
January	2020	US$	10	(5)(6)(9)	Class VII	—	—	—	—	—	—	840	—	—
March	2020	US$	9	(6)(9)	Class VIII	—	—	—	—	—	—	755	—	—
March	2020	US$	4	(6)(9)	Class IX	—	—	—	—	—	—	331	—	—
May	2020	US$	93	(5)(6)(9)	Class XI	—	—	—	—	—	—	7,836	—	—
June	2020	US$	78	(5)(6)(9)	Class XII	Fixed	1.50%	2022	—	7,688	6,587	5	—	—
July	2020	US$	543	(6)(9)	Class XIII	Fixed	8.50%	2025	21,652	9,353	39,784	6,706	—	—
December, February	2020/21	US$	143	(5)(6)(9)	Class XIV	Fixed	2.00%	2023	14,701	22	5,691	8	—	—
December	2020		$2,316	(6)(9)	Class XV	—	—	—	—	—	—	2,383	—	—
February	2021	US$	775	(6)(9)	Class XVI	Fixed	4.00%	2026	75,944	899	—	—	—	—
February	2021	US$	748	(6)(9)	Class XVII	Fixed	2.50%	2029	73,484	18	—	—	—	—
February	2021	US$	576	(6)(9)	Class XVIII	Fixed	1.50%	2033	52,658	1,015	—	—	—	—
February	2021		$4,128	(6)(9)(10)	Class XIX	Fixed	3.50%	2024	5,896	20	—	—	—	—
July	2021	US$	384	(5)(9)	Class XX	Fixed	5.75%	2032	39,429	1,007	—	—	—	—

									643,719	61,217	502,812	79,306	384,179	40,760

(1)	Corresponds to the 1997 M.T.N. Program for US$ 1,000 million.
(2)	Corresponds to the 2008 M.T.N. Program for US$ 10,000 million.
(3)	Nominal annual Interest rate as of December 31, 2021.
(4)
The ANSES and/or the “Fondo Argentino de Hidrocarburos” have participated in the primary subscription of these NO, which may at the discretion of the respective holders, be subsequently traded on the securities market where these negotiable obligations are authorized to be traded.

(5)	The payment currency of these Negotiable Obligations is the Peso at the Exchange rate applicable under the terms of the series issued.
(6)	As of the date of issuance of these financial statements, the Group has fully complied with the use of proceeds disclosed in the corresponding pricing supplements.
(7)
NO classified as productive investments computable as such for the purposes of section 35.8.1, paragraph K of the General Regulations applicable to Insurance Activities issued by the Argentine Insurance Supervisory Bureau.

(8)	The payment currency of this issue is the dollar at the exchange rate applicable in accordance with the conditions of the relevant issued series.
(9)	Corresponds to the Frequent Issuer program.
(10)	The payment currency of this issue is the peso at the UVA rate applicable in accordance with the conditions of the relevant issued series.